Share Capital	12 Months Ended
Dec. 31, 2020
Disclosure Of Share Capital Reserves And Other Equity Interest [Abstract]
Share Capital

30. SHARE CAPITAL

A) Authorized

Cenovus is authorized to issue an unlimited number of common shares and first and second preferred shares not exceeding, in aggregate, 20 percent of the number of issued and outstanding common shares. The first and second preferred shares may be issued in one or more series with rights and conditions to be determined by the Company’s Board of Directors prior to issuance and subject to the Company’s articles. Prior to the close of the Arrangement, Cenovus’s articles were amended effective December 30, 2020 to create the Cenovus series 1, 2, 3, 4, 5, 6, 7 and 8 first preferred shares.

B) Issued and Outstanding

	2020		2019
As at December 31,	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	1,228,828	11,040	1,228,790	11,040
Common Shares Issued Under Stock Option Plan (Note 32)	42	-	38	-
Outstanding, End of Year	1,228,870	11,040	1,228,828	11,040

There were no preferred shares outstanding as at December 31, 2020 (2019 – nil).

As at December 31, 2020, there were 27 million (2019 – 26 million) common shares available for future issuance under the stock option plan.

Subsequent to December 31, 2020, the Company issued common shares and first preferred shares in connection to the Arrangement that closed on January 1, 2021 (see Note 39).

C) Paid in Surplus

Cenovus’s paid in surplus reflects the Company’s retained earnings prior to the split of Encana Corporation (“Encana”) under the plan of arrangement into two independent energy companies, Encana (now known as Ovintiv Inc.) and Cenovus (pre-arrangement earnings). In addition, paid in surplus includes stock-based compensation expense related to the Company’s NSRs discussed in Note 32A.

	Pre-Arrangement Earnings	Stock-Based Compensation	Total
As at December 31, 2018	4,086	281	4,367
Stock-Based Compensation Expense	-	10	10
As at December 31, 2019	4,086	291	4,377
Stock-Based Compensation Expense	-	14	14
As at December 31, 2020	4,086	305	4,391